Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.36285%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,445,932.09

Principal:
Principal Collections	$12,511,058.84
Prepayments in Full	$5,483,429.84
Liquidation Proceeds	$451,974.20
Recoveries	$191,545.70
Sub Total	$18,638,008.58
Collections	$20,083,940.67

Purchase Amounts:
Purchase Amounts Related to Principal	$232,864.78
Purchase Amounts Related to Interest	$1,504.17
Sub Total	$234,368.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,318,309.62

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,318,309.62
Servicing Fee	$269,448.81	$269,448.81	$0.00	$0.00	$20,048,860.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,048,860.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,048,860.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,048,860.81
Interest - Class A-3 Notes	$362,205.23	$362,205.23	$0.00	$0.00	$19,686,655.58
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$19,321,855.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,321,855.58
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$19,121,886.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,121,886.33
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$18,976,743.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,976,743.75
Regular Principal Payment	$17,168,601.56	$17,168,601.56	$0.00	$0.00	$1,808,142.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,808,142.19
Residual Released to Depositor	$0.00	$1,808,142.19	$0.00	$0.00	$0.00
Total		$20,318,309.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,168,601.56
Total					$17,168,601.56

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,168,601.56	$33.66	$362,205.23	$0.71	$17,530,806.79	$34.37
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$17,168,601.56	$10.87	$1,072,117.06	$0.68	$18,240,718.62	$11.55

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$93,472,318.28	0.1832791	$76,303,716.72	0.1496151
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$268,412,318.28	0.1699953	$251,243,716.72	0.1591218

Pool Information
Weighted Average APR	5.631%	5.662%
Weighted Average Remaining Term	29.42	28.68
Number of Receivables Outstanding	17,864	17,305
Pool Balance	$323,338,570.94	$304,289,775.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$300,893,983.21	$283,439,649.73
Pool Factor	0.1866671	0.1756700

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$20,850,125.97
Targeted Overcollateralization Amount	$53,046,058.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,046,058.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$369,467.58
(Recoveries)		107	$191,545.70
Net Loss for Current Collection Period			$177,921.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6603%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5370%
Second Prior Collection Period			0.8119%
Prior Collection Period			1.3222%
Current Collection Period			0.6804%
Four Month Average (Current and Prior Three Collection Periods)			0.8379%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,961	$17,420,962.65
(Cumulative Recoveries)			$3,292,970.92
Cumulative Net Loss for All Collection Periods			$14,127,991.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8156%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,883.47
Average Net Loss for Receivables that have experienced a Realized Loss			$4,771.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.04%	229	$6,204,009.32
61-90 Days Delinquent	0.41%	46	$1,245,781.27
91-120 Days Delinquent	0.09%	9	$278,934.52
Over 120 Days Delinquent	0.20%	20	$599,192.46
Total Delinquent Receivables	2.74%	304	$8,327,917.57

Repossession Inventory:
Repossessed in the Current Collection Period		5	$108,466.25
Total Repossessed Inventory		16	$358,880.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3408%
Prior Collection Period			0.3639%
Current Collection Period			0.4334%
Three Month Average			0.3793%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6980%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	39

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	48	$1,461,916.71
2 Months Extended	78	$2,066,486.90
3+ Months Extended	22	$547,020.95

Total Receivables Extended	148	$4,075,424.56
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer